Vessel revenue - Revenue by employment type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Pool revenue	$ 754,266	$ 1,068,427	$ 1,155,244
Time charter revenue	170,237	153,881	153,260
Voyage revenue (spot market)	11,970	21,643	32,718
Bareboat charter-out revenue	1,749	0	0
Revenue	$ 938,222	$ 1,243,951	$ 1,341,222